Property, Plant And Equipment	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant And Equipment	Property, Plant And Equipment

	Land and Land Improvements	Building and Leasehold Improvements	Equipment	Computer	Construction in Progress	Total
Cost
As of December 31, 2019	$107,011	$7,330,889	$21,750,367	$403,774	$232,378	$29,824,419
Additions(1)	—	15,016	31,494	276	570,576	617,362
Transfers from construction in progress	—	43,833	373,359	7,928	(425,120)	—
Transfers from assets held for sale	—	—	75,158	—	—	75,158
Acquisition of subsidiaries	9,362	57,426	167,509	—	76,491	310,788
Disposals	(11,926)	(6,781)	(358,502)	(1,266)	(3,538)	(382,013)
As of December 31, 2020	104,447	7,440,383	22,039,385	410,712	450,787	30,445,714
Additions(1)	25,615	70,831	32,608	969	1,794,343	1,924,366
Transfers from construction in progress	—	116,406	676,866	27,514	(820,786)	—
Disposals	—	(45,864)	(371,007)	(4,717)	(717)	(422,305)
Effect of exchange rate changes	105	(5,990)	(27,544)	—	(325)	(33,754)
As of December 31, 2021	$130,167	$7,575,766	$22,350,308	$434,478	$1,423,302	$31,914,021
Accumulated Depreciation and Impairment
As of December 31, 2019	$27,909	$3,438,689	$16,401,216	$338,701	$6,635	$20,213,150
Additions(1)	3,960	424,304	1,783,572	26,569	—	2,238,405
Impairments	—	5,331	18,786	—	—	24,117
Transfers from assets held for sale	—	—	71,681	—	—	71,681
Disposals	(582)	(2,172)	(323,916)	(1,171)	—	(327,841)
As of December 31, 2020	31,287	3,866,152	17,951,339	364,099	6,635	22,219,512
Additions(1)	5,622	444,417	936,797	24,582	—	1,411,418
Disposals	68	(44,286)	(361,589)	(4,706)	—	(410,513)
Effect of exchange rate changes	—	4	(19,378)	—	—	(19,374)
As of December 31, 2021	$36,977	$4,266,287	$18,507,169	$383,975	$6,635	$23,201,043

Net book value as of December 31, 2020	$73,160	$3,574,231	$4,088,046	$46,613	$444,152	$8,226,202

Net book value as of December 31, 2021	$93,190	$3,309,479	$3,843,139	$50,503	$1,416,667	$8,712,978
(1) The Company earned investment tax credits related to the Company’s construction of a wafer fabrication facility in Saratoga County, New York (which were netted against additions relating to Building and Leasehold Improvements and Equipment). These credits were generally earned based on when the related assets were placed in service. The Company recorded the investment tax credits as a reduction of property and equipment costs. As of December 31, 2020, and 2021, the investment tax credits included in property and equipment amounted to $259,969 and $214,282, respectively.

The Company has lease contracts for various facilities, plant, machinery, vehicles and other equipment. Before the adoption of the new standard on January 1, 2019, the Company classified each of its leases (as lessee) at the inception date as either a finance lease or an operating lease. A lease was classified as a finance lease if it transferred substantially all of the risk and profit incidentals of the leased asset to the Company; otherwise it was classified as an operating lease.
Upon adoption of the new standard the Company applied a single recognition and measurement approach for all leases that it is the lessee, except for leases with terms of 12 months or less, and leases of low value items. The Company recognized lease liabilities for lease payments and right of use (“ROU”) assets representing the right to use the underlying assets.
On January 1, 2019, the Company recognized total ROU assets of $358,518 with corresponding liabilities of $525,543 on the consolidated financial position, which includes $280,415 of pre-existing ROU assets and $417,850 of pre-existing lease liabilities.
The gross amount of assets recorded under ROU leases, which are included in property, plant and equipment amounted to $858,138 and $906,831 as of December 31, 2020 and 2021, respectively. The net carrying value of ROU leases amounted to $292,193 and $305,277 as of December 31, 2020 and 2021, respectively. Amortization of ROU assets is included in depreciation expense. Depreciation expense for the years ended December 31, 2019, 2020 and 2021 for all ROU assets was $55,798, $56,964 and $80,689 respectively.

Depreciation expenses on property, plant and equipment are as follows:

	2019	2020	2021
Cost of revenue	$2,290,531	$2,087,376	$1,308,777
Research and development expenses	105,113	121,078	73,161
Selling, general and administrative expenses	40,255	29,951	29,480
Total	$2,435,899	$2,238,405	$1,411,418